UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0456
Expires: June 30, 2009
Estimated average burden hours per response......1

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

   Unified Series Trust
   2960 N. Meridian St., Suite 300
   Indianapolis, IN 46208

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): ☐

   Becker Value Equity Fund
   Becker Small Cap Value Equity Fund
   Dreman Contrarian Large Cap Value Fund
   Dreman Contrarian Mid Cap Value Fund
   Dreman Contrarian Small Cap Value Fund
   Dreman Quantitative Large Cap Value Fund
   Dreman Quantitative Mid Cap Value Fund
   Dreman Quantitative Small Cap Value Fund
   Marathon Value Portfolio
   QCM Absolute Return Fund
   The Sound Mind Investing Fund
   The Sound Mind Investing Managed Volatility Fund

3. Investment Company Act File Number: 811-21237

   Securities Act File Number: 333-100654

4(a). Last day of fiscal year for which this Form is filed: October 31, 2007

4(b). ☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). ☐ Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 192,047,776

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $ 89,695,967

(iii) Aggregate price of securities redeemed or repurchased during any *prior* fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $ 0

(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]: $ 89,695,967

(v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 102,351,809

(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $(0)

(vii) Multiplier for determining registration fee (See Instruction C.9): X 0.00393 %

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): = $ 4,022.43

6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : 0 .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+$ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 4,022.43

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 28, 2008

Method of Delivery:

[X] Wire Transfer

[ ] Mail or other means